Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and Other-than-Temporary Impairment (OTTI) of Fixed Maturity and Equity Securities
The following tables show the cost or amortized cost, gross unrealized gains and losses, and fair value of the Company's fixed maturity securities as of the dates indicated:

	December 31, 2023
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturity securities:
U.S. government and government agencies and authorities	$1.9	$—	$(0.1)	$1.8
States, municipalities and political subdivisions	0.5	—	—	0.5
Foreign governments	0.2	—	—	0.2
Asset backed securities	0.1	—	—	0.1
Residential mortgage-backed	4.8	—	(0.7)	4.1
U.S. corporate	2.1	0.1	—	2.2
Foreign corporate	0.4	—	—	0.4
Total fixed maturity securities	$10.0	$0.1	$(0.8)	$9.3

	December 31, 2022
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed maturity securities:
U.S. government and government agencies and authorities	$1.9	$—	$(0.2)	$1.7
States, municipalities and political subdivisions	0.5	—	—	0.5
Foreign governments	0.3	—	—	0.3
Residential mortgage-backed	5.3	—	(0.8)	4.5
U.S. corporate	1.9	—	—	1.9
Foreign corporate	0.3	—	—	0.3
Total fixed maturity securities	$10.2	$—	$(1.0)	$9.2

Schedule of Cost or Amortized Cost and Fair Value of Fixed Maturity Securities by Contractual Maturity
The cost or amortized cost and fair value of fixed maturity securities at December 31, 2023 by contractual maturity are shown below. Actual maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2023
	Cost or Amortized Cost	Fair Value
Due in one year or less	$2.0	$2.0
Due after one year through five years	1.8	1.7
Due after five years through ten years	1.3	1.4
Due after ten years	—	—
Total	5.1	5.1
Asset backed securities	0.1	0.1
Residential mortgage-backed	4.8	4.1
Total	$10.0	$9.3

Schedule of Major Categories of Investment Income
The following table shows the major categories of net investment income for the periods indicated:

	Years Ended December 31,
	2023	2022	2021
Fixed maturity securities	$0.3	$1.3	$1.4
Short term investments	0.1	—	—
Total investment income	0.4	1.3	1.4
Investment expenses	—	—	(0.1)
Net investment income	$0.4	$1.3	$1.3

Summary of Proceeds from Sales of Available-for-Sale Securities and the Gross Realized gains and Gross Realized Losses
The following table summarizes the proceeds from sales of available-for-sale fixed maturities and the gross realized gains and gross realized losses that have been recognized in the statement of operations as a result of those sales for the periods indicated:

	Years Ended December 31,
	2023	2022	2021
Proceeds from sales	$—	$29.4	$9.1
Gross realized gains	—	0.7	0.2
Gross realized losses	—	(1.8)	—
Net realized gains (losses) from sales of fixed maturity securities	$—	$(1.1)	$0.2

Schedule of Net Realized Gains (Losses) Recognized in the Statement of Operations
The following table sets forth the net realized gains (losses) recognized in the statement of operations for the periods indicated:

	Years Ended December 31,
	2023	2022	2021
Net realized gains (losses) related to sales:
Net realized gains (losses) from sales of fixed maturity securities	$—	$(1.1)	$0.2